Share-Based Compensation - Summary of Company's Employee Share Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding, Beginning balance	542,828
Number of options, Granted	146,240
Number of options, Exercised	(5,000)
Number of options, Forfeited/Cancelled	(119,192)
Number of options, Outstanding, Ending balance	564,876	542,828
Number of options, Vested and expected to vest, Ending balance	541,624
Number of options, Exercisable, Ending balance	149,128
Weighted average exercise price, Outstanding, Beginning balance	$ 51.33
Weighted average exercise price, Granted	28.33
Weighted average exercise price, Exercised	22.19
Weighted average exercise price, Forfeited	59.22
Weighted average exercise price, Outstanding, Ending balance	43.96	$ 51.33
Weighted average exercise price, Vested and expected to vest	43.71
Weighted average exercise price, Exercisable	54.42
Weighted average grant date fair value, Outstanding, Beginning balance	25.80
Weighted average grant date fair value, Outstanding, Granted	19.82	23.00	$ 40.52
Weighted average grant date fair value, Outstanding, Ending balance	21.45	$ 25.80
Weighted average grant date fair value, Vested or expected to vest	21.70
Weighted average grant date fair value, Exercisable	$ 30.93
Weighted average remaining contractual term	8 years 5 months 23 days	8 years 10 months 17 days
Weighted average remaining contractual term, Vested and expected to vest	8 years 5 months 15 days
Weighted average remaining contractual term, Exercisable	7 years 14 days
Aggregate intrinsic value of share options, Outstanding	$ 587	$ 206
Aggregate intrinsic value of share options, Exercisable	196
Aggregate intrinsic value of share options, Vested and expected to vest	$ 570